Summary of Significant Accounting Policies (Details) - Schedule of minimum future rental income	Jun. 30, 2022 USD ($)
Schedule Of Minimum Future Rental Income Abstract
2022 (remainder)	$ 756,667
Thereafter
Total	$ 756,667